Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Convenience of buying rate	$ 1.3475					$ 1
Allowance for expected credit losses	68,436	$ 50,787	$ 214,169	$ 319,912
Write-down of inventories	56,415	$ 41,866	256,919	157,322
Deferred offering costs	$ 1,560,933					1,158,392
Fair value of underlying asset	90.00%	90.00%
Operating lease ROU	$ 4,522,524		2,580,422			3,356,233
Remeasurement to operating lease	294,927	$ 218,870	1,583,816
Net of revenue	83,659	62,085	106,263		$ 46,594
Selling and marketing expenses	3,423,531	2,540,654	2,104,824	1,650,101
Research and development expenses	76,386	$ 56,687	83,684	$ 89,067
Grants received
Tax benefit	50.00%	50.00%
Reportable segment	1	1
Operating Lease Contracts [Member]
Summary of Significant Accounting Policies [Line Items]
Operating lease ROU	$ 301,953		1,637,807			$ 224,084
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease economic life of underlying asset	75.00%	75.00%
Lease terms	3 years					3 years
Date of issuance	120 days	120 days
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease economic life of underlying asset	25.00%	25.00%
Lease terms	2 years					2 years
Date of issuance	30 days	30 days
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Grants received	$ 136,827		$ 100,556			$ 101,541